UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02605

___Franklin U.S. Government Money Fund____
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison E. Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/2022

Item 1. Proxy Voting Records.

Franklin U.S. Government Money Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

[Franklin U.S. Government Money Fund] ,Formerly [Franklin Money Fund]

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin U.S. Government Money Fund______

By (Signature and Title)* /s/MATTHEW T. HINKLE__

Matthew T. Hinkle,

Chief Executive Officer – Finance and Administration

Date August 25, 2022__

* Print the name and title of each signing officer under his or her signature.